BORROWING	12 Months Ended
Dec. 31, 2021
BORROWING.
BORROWING

NOTE 15 – BORROWING:

a.   General

On February 23, 2020 (“Closing Date”) RedHill Inc. entered into a credit agreement and certain security documents (the “Credit Agreement”) with HCR Collateral Management, LLC (“HCRM”).

Under the terms of the Credit Agreement, RedHill Inc. received on March 12, 2020, a $30 million term loan to support its commercial operations. On March 31, 2020, RedHill Inc. received an additional $50 million term loan to fund the acquisition of rights to Movantik® from AstraZeneca.

For each quarter for the period from January 1, 2021, to December 31, 2029, HCRM will receive royalties of 4% of the Company’s worldwide net revenues, subject to a $75 million cap per annum, as well as interest on the outstanding term loan to be computed as the 3-month LIBOR rate (“LIBOR”), subject to a 1.75% floor rate, plus 8.2% fixed rate, which was decreased to 6.7% starting April 1, 2021.

The term loans mature in six years with no principal payments required in the first three years. The term loans can be prepaid at RedHill Inc.’s discretion, subject to customary prepayment fees, which decrease over time. Upon the prepayment or repayment of all or any portion of the term loans, RedHill Inc. will pay HCRM 4% on the principal amount of the term loan being repaid or prepaid as an exit fee.

The borrowings under the Credit Agreement are secured by a first priority lien on substantially all of the current and future assets of RedHill Inc., all assets related in any material respect to Talicia®, and all of the equity interests in RedHill Inc. The Credit Agreement also restricts the ability of RedHill Inc. to make certain payments, including paying dividends, to the Company prior to the full repayment of the term loan facility.

The Credit Agreement contains certain customary affirmative and negative covenants, which were all met as of December 31, 2021. The Credit Agreement also contains a financial covenant requiring RedHill Inc. to maintain a minimum level of cash, as well as a covenant requiring it to maintain minimum net sales for the trailing four fiscal quarter periods, beginning with the fiscal quarter ending June 30, 2022. The minimum level of cash is relative to the amount borrowed under the term loan facility.

The Credit Agreement contains defined events of default, in certain cases subject to a grace period, following which the lenders may declare any outstanding principal and unpaid interest immediately due and payable.

As of December 31, 2021, the minimum level of cash, which relates to the term loans is $16 million. This amount is presented as restricted cash on the consolidated statement of financial position.

b. Accounting treatment

A financial liability is recognized for each tranche upon drawdown, at the amount drawn less transaction costs attributable to that tranche.

Upon initial recognition, the effective interest rate is calculated by estimating the future cash flows throughout the expected life of that tranche, taking into account the transaction costs allocated to each tranche. The Company determined that the basis of the royalty payments due to HCRM, the Company’s worldwide net revenues, is a non-financial variable and specific to the Company.

Moreover, the royalty feature is an integral part of the terms and conditions of the term loans and cannot be transferred or settled separately from the term loan. Therefore, the royalties feature is not classified separately, does not meet the definition of a derivative, and is not measured separately. Instead, the royalty feature and other net revenues features are taken into account in estimating the effective interest rate.

Determining the weighted effective interest rate requires certain judgment related to the estimation of the timing and amounts of the Company’s future worldwide net revenues.

The weighted effective interest rate on the Closing Date was approximately 16.5%.

Each tranche drawn down is subsequently measured at amortized cost. The effective interest rate is re-estimated at each interest rate determination date, as defined in the Credit Agreement, by updating per the LIBOR, if needed, taking into account the LIBOR floor (that is considered to be closely related to the host debt contract and is not separated from the host debt).

Furthermore, revisions to estimated amounts or timing of future cash flows, if needed, shall adjust the amortized cost of each tranche drawn down to reflect the present value of actual and revised estimated contractual cash flows, discounted using the original effective interest rate (adjusted for changes in the LIBOR, as described above). The adjustment will be recognized in profit or loss as a financial income or expense.

As described above, the Credit Agreement contains a financial covenant requiring the Company to maintain a level of cash liquidity, on any business day from the Closing Date to the maturity date, in accounts that are subject to HCRM’s control. Therefore, the amounts of minimum cash and cash equivalents are excluded from cash and cash equivalents in the Statements of Financial Position and the Statements of Cash Flows. Instead, these amounts are presented as restricted cash in the Statements of Financial Position and the movements in this restricted cash are presented as financing activities in the Statements of Cash Flows. The minimum cash amounts are restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period and therefore are presented as non-current assets until 12 months prior to the term loan maturity dates.

Further details of the Company’s exposure to risks arising from the Credit Agreement, as well as maturities and fair value information, are set out in note 4.

C. Reconciliation of liabilities arising from financing activities:

				Non-cash changes
				U.S. dollars in thousands
	January 1, 2021	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2021
Borrowing	$81,386		($9,701)		$11,935		$83,620
Payable in respect of intangible assets purchase	$24,746		($8,500)		$4,234		$20,480
Lease liabilities	$5,517		($2,107)	$385	355	42	$4,192

				Non-cash changes
	January 1, 2020	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2020
Borrowing	-	$78,061	($6,246)		$9,571		$81,386
Payable in respect of intangible assets purchase	-			$22,288	$2,458		$24,746
Lease liabilities	$3,815		($1,802)	$2,930	$406	$168	$5,517

				Non-cash changes
	January 1, 2019	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2019
Lease liabilities	$1,667		($1,047)	$2,805	$251	$139	$3,815